Shareholder Report, Holdings (Details) - Bretton Fund	Jun. 30, 2025
Financials
Holdings [Line Items]
Percent of Net Asset Value	37.70%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.26%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	24.32%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.65%
Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.56%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.18%
Net Cash
Holdings [Line Items]
Percent of Net Asset Value	0.33%
Alphabet Inc. - Class C
Holdings [Line Items]
Percent of Net Asset Value	9.10%
The Progressive Corporation
Holdings [Line Items]
Percent of Net Asset Value	8.02%
AutoZone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.68%
American Express Company
Holdings [Line Items]
Percent of Net Asset Value	6.63%
JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	6.26%
Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.73%
Visa Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	5.69%
Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.36%
The TJX Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.22%
MasterCard Incorporated - Class A
Holdings [Line Items]
Percent of Net Asset Value	4.74%